SHARE-BASED PAYMENT - Founders (Details) ¥ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2015 shares	Jan. 31, 2014 shareholder installment	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)
SHARE-BASED PAYMENT
Share-based compensation expense | ¥			¥ 55,128	¥ 134,709	¥ 62,787
Founders | Restricted Shares
SHARE-BASED PAYMENT
Number of shareholders | shareholder		2
Equity interests (as a percent)		50.00%
Number of equal vesting monthly installments | installment		24
Vesting period (in years)	48 months
Balance at the beginning of the year (in shares)			11,391,791
Vested (in shares)			(11,391,791)
Balance at the end of the year (in shares)	45,567,164			11,391,791
Share-based compensation expense | ¥			¥ 17,794	¥ 55,311	¥ 51,463